Fair Value Measurements - Schedule of Reconciliation of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) - Level 3 - Market and Income Approaches
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	¥ 466,006	$ 63,843	¥ 485,324
Addition	492	67	0
Disposals	(52,581)	(7,204)	(17,596)
Conversion	370,373	50,741	6,509
Accrued interest	618	85	3,136
Net unrealized fair value change recognized in other comprehensive income	¥ (2,506)	$ (343)	¥ (11,367)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Foreign currency translation adjustments	¥ 6,580	$ 901	¥ 0
Balance	¥ 788,982	$ 108,090	¥ 466,006	$ 63,843